Loans - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment in total impaired loans	$ 28,296,000	$ 38,565,000	$ 54,914,000
Interest income recognized on total impaired loans	1,331,000	1,326,000	3,436,000
Interest income recognized for nonaccrual loans	605,000	778,000	497,000
Specific reserve to customers whose loan terms have been modified in TDR	214,000	538,000	506,000
Additional lending commitments to customers with outstanding loans that are classified as TDRs	0	0	0
Minimum exposure for annual internal credit review	300,000	300,000
TDR loans amount		4,573,000	7,015,000
Non-accrual amount	11,172,000	11,555,000	6,056,000
Restructured and accruing amount	617,000	846,000	4,020,000
Performing Financial Instruments [Member]
Accounts Notes And Loans Receivable [Line Items]
Non-accrual amount		3,727,000	$ 2,995,000
TDR Loans
Accounts Notes And Loans Receivable [Line Items]
TDR loans, unfunded commitments	0	0
TDR loans amount	3,892,000	4,573,000
Non-accrual amount	3,275,000	3,727,000
Restructured and accruing amount	$ 617,000	$ 846,000